Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Profit for the period	€ 32.7	€ 34.5
Taxation	7.0	7.4
Net financing costs	34.1	30.1
Depreciation & amortization	24.0	23.1
Exceptional items	€ 17.1	€ 23.5
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	20,000	292,687
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 17.1	€ 23.5
Other add-backs	5.2	3.7
Adjusted EBITDA	€ 120.1	€ 122.3